Derivative Instruments and Hedging Activities - Schedule of Fair Value of Derivatives by Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	$ 4,100	$ 4,100
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total derivatives	37,186	26,436
Not Designated as Hedging Instrument [Member] | Other Assets [Member] | Preferred Stock Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	4,100	4,100
Not Designated as Hedging Instrument [Member] | Other Assets [Member] | Interest Rate Caps [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	$ 33,086	$ 22,336